Stock Option Plans and Warrants to Purchase Common Stock (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Ending Balance, weighted average options/warrants exercise price	$ 1.19
Stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning Balance	2,488,279	2,051,511
Granted	605,340	637,495
Exercised	(33,125)	(36,672)
Forfeited	(291,882)	(164,055)
Ending Balance	2,768,612	2,488,279
Beginning Balance, weighted average options/warrants exercise price	$ 2.40	$ 2.63
Granted, weighted average options/warrants exercise price	1.19	1.79
Exercised, weighted average options/warrants exercise price	0.58	0.77
Forfeited, weighted average options exercise price	3.13	3.13
Ending Balance, weighted average options/warrants exercise price	$ 2.13	$ 2.40